Derivative Instruments and Hedging Activities - Derivative Instruments Not Designated as Hedging Instruments (Detail) - Derivatives Not Designated as Hedges [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Exchange Forward Contracts [Member] | Other (Expense) Income, Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gains/(losses) from derivative instruments not designated as hedging instruments	$ 4.4	$ (26.1)	$ (1.8)
Forward Exchange Agreement | Other (Expense) Income, Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gains/(losses) from derivative instruments not designated as hedging instruments		$ 1.1
Reverse Treasury Lock [Member] | Loss on Early Extinguishment of Debt [Member]
Derivative Instruments Gain Loss [Line Items]
Gains/(losses) from derivative instruments not designated as hedging instruments			$ 12.0